Subsequent Events (Tables)	9 Months Ended
Sep. 30, 2013
B-Cell Technology [Member]
Preliminary Estimated Amortization Expense

Preliminary estimated amortization expense related to the B-cell technology, based upon the Company’s newly acquired intangible asset as of September 30, 2013, is as follows:

YEAR ENDING DECEMBER 31,
Remaining 2013	$456
2014	1,822
2015	1,822
2016	1,822
2017	1,822
Thereafter	28,696

Total	$36,440

Vet Therapeutics [Member]
Transaction-Date Fair Value of Consideration Transferred

The transaction-date fair value of the consideration transferred to sellers of Vet Therapeutics, less cash acquired, was $51,498, which consisted of the following:

Cash consideration	$30,000
Fair value of Merger Shares	14,700
Fair value of promissory note	3,000
Fair value of contingent consideration	3,810

Fair value of total consideration	51,510
Less cash acquired	(12)

Total consideration transferred, net of cash acquired	$51,498

Preliminary Estimated Fair Values of Tangible and Intangible Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary estimated fair values of tangible and intangible assets acquired and liabilities assumed as of the date of Vet Merger:

Accounts receivable	$108
Inventory	172
Other current assets	6
Property, plant and equipment	76
Other long-term assets	3
Identifiable intangible assets	46,520
Accounts payable and accrued expenses	(273)
Deferred revenue	(55)
Deferred tax liabilities, net	(16,089)

Total identifiable net assets	30,468

Goodwill	21,030

Total net assets acquired	$51,498

Components of Identifiable Intangible Assets Acquired

The following table sets forth the components of the identifiable intangible assets acquired by drug program and their estimated useful lives as of the date of Vet Merger:

	FAIR VALUE	USEFUL LIFE
Antibody for B-cell lymphoma (now referred to as AT-004)	$36,440	20 years
Antibody for T-cell lymphoma (now referred to as AT-005)	10,080	20 years

Total intangible assets subject to amortization	$46,520

Okapi Sciences NV [Member]
Transaction-Date Fair Value of Consideration Transferred

The transaction-date fair value of the consideration transferred to the sellers of Okapi, less cash acquired, was $43,238, which consisted of the following:

Cash consideration	$13,910
Fair value of promissory note	14,889
Fair value of contingent consideration	15,166

Fair value of total consideration	43,965
Less cash acquired	(727)

Total consideration transferred, net of cash acquired	$43,238

Preliminary Estimated Fair Values of Tangible and Intangible Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary estimated fair values of tangible and intangible assets acquired and liabilities assumed as of the date of the Okapi Acquisition:

Accounts receivable	$72
Prepaid expenses and other current assets	666
Property and equipment	233
Other long-term assets	18
Identifiable intangible assets	29,400
Accounts payable and accrued expenses	(492)
Deferred revenue	(753)
Deferred tax liabilities, net	(3,813)

Total identifiable net assets	25,331

Goodwill	17,907

Total net assets acquired	$43,238

Components of Identifiable Intangible Assets Acquired

The following table sets forth the components of the identifiable intangible assets acquired by drug program and their estimated useful lives as of the date of the Okapi Acquisition:

	FAIR VALUE	USEFUL LIFE
Oftalvir (now referred to as AT-006)	$3,400	13 years
Felivir (now referred to as AT-007)	13,500	15 years
Canilox (now referred to as AT-008)	5,300	13 years
Parvo (now referred to as AT-011)	7,200	14 years

Total intangible assets subject to amortization	$29,400